Derivative Financial Instruments (Details 2) (Derivative Financial Information, USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Derivative Financial Information
Reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy
Balance at the beginning of the period	$ (17,288)
Total gains or losses (realized or unrealized) included in earnings	(20,956)
Warrant issuances	(12,396)
Warrant reclassification to equity	20,228
Debenture issuances	(12,001)
Debenture conversions	$ 42,413